Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Apr. 11, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2025
C000258015
Account Value [Line Items]
Line Graph and Table Measure Name									E*TRADE No Fee International Index Fund
Accumulated Value	$ 10,000	$ 10,830	$ 11,310	$ 11,590	$ 11,350	$ 11,920	$ 12,220	$ 12,320
C000258016
Account Value [Line Items]
Line Graph and Table Measure Name									E*TRADE No Fee Large Cap Index Fund
Accumulated Value	10,000	10,400	11,070	11,630	11,880	12,110	12,560	12,860
C000258017
Account Value [Line Items]
Line Graph and Table Measure Name									E*TRADE No Fee Municipal Bond Index Fund
Accumulated Value	10,000	10,202	10,239	10,336	10,331	10,410	10,621	10,740
C000258018
Account Value [Line Items]
Line Graph and Table Measure Name									E*TRADE No Fee Total Market Index Fund
Accumulated Value	10,000	10,410	11,060	11,620	11,870	12,140	12,560	12,840
C000258019
Account Value [Line Items]
Line Graph and Table Measure Name									E*TRADE No Fee U.S. Bond Index Fund
Accumulated Value	10,000	10,211	10,156	10,303	10,281	10,388	10,495	10,552
Morgan Stanley Index: Solactive GBS Developed Markets ex-United States Large & Mid Cap Net Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name									Solactive GBS Developed Markets ex-United States Large & Mid Cap Net Total Return Index
Accumulated Value	10,000	10,869	11,375	11,644	11,525	12,047	12,302	12,425
Morgan Stanley Index: Solactive GBS United States 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Solactive GBS United States 500 Index
Accumulated Value	10,000	10,406	11,071	11,636	11,891	12,111	12,551	12,843
Morgan Stanley Index: Bloomberg Municipals Managed Money Intermediate (1-17 Yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipals Managed Money Intermediate (1-17 Yrs) Index
Accumulated Value	10,000	10,165	10,224	10,305	10,320	10,411	10,595	10,713
Morgan Stanley Index: Solactive United States 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name									Solactive United States 3000 Index
Accumulated Value	10,000	10,418	11,072	11,626	11,878	12,134	12,546	12,815
Morgan Stanley Index: Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Government/Credit Bond Index
Accumulated Value	$ 10,000	$ 10,213	$ 10,145	$ 10,294	$ 10,271	$ 10,379	$ 10,490	$ 10,548